March 25, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	The Advisors’ Inner Circle Fund Post-Effective Amendment No. 373 (File No. 033-42484) and Amendment No. 374 (File No. 811-06400) to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of our client, The Advisors’ Inner Circle Fund (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 373 and, under the Investment Company Act of 1940, as amended, Amendment No. 374 (the “Filing”) to the Trust’s Registration Statement on Form N-1A.

The Filing is made pursuant to Rule 485(a)(2) under the 1933 Act for the purpose of introducing a new series to the Trust: CIBC Atlas Thematic Solutions Fund.

If you have any questions regarding the Filing, please contact the undersigned at 215.963.5608.

Sincerely,

/s/ Christopher Trueax
Christopher Trueax

Morgan, Lewis & Bockius llp 2222 Market Street Philadelphia, PA 19103-3007 United States	+1.215.963.5000 +1.215.963.5001